Organization and Summary of Significant Accounting Policies (Details 13) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Changes in balance sheet amounts under self insured plans
Balance, Beginning of Year	$ 420	$ 420	$ 420
Provision Charged to Expense	5,032	4,756	4,600
Payments	5,032	4,756	4,600
Balance, End of Year	$ 420	$ 420	$ 420